Other Balance Sheets Components (Tables)	12 Months Ended
Dec. 31, 2025
Other Balance Sheets Components
Schedule of other balance sheet components

	As of December 31,
	2024	2025

	(In US$ thousands)
Accounts receivable, net:
Due from third parties	$277,370	$330,448
Due from Alibaba	43,495	45,812
Due from other related parties	39,589	39,729
Total gross amount	360,454	415,989

Allowance for credit losses:
Balance at the beginning of the year	(54,557)	(20,700)
(Additional provision charged to) reversal of expenses, net	(6,462)	30,246
Write-off	39,966	2,746
Receipt of previous write-off(1)	(454)	(27,049)
Currency translation adjustment	807	(1,023)
Balance at the end of the year	(20,700)	(15,780)
	$339,754	$400,209

Prepaid expenses and other current assets:
Rental and other deposits	$1,604	$1,544
Deductible value-added taxes	8,575	5,307
Investment prepayment(2)	37,269	—
Loans to and interest receivable from other related parties(3) (Note 10)	88,500	105,658
Loans to and interest receivable from third parties(3)	127,983	133,550
Advertising prepayment	5,266	3,011
Prepayment to outsourced service providers	3,294	3,438
Amounts deposited by users(4)	49,459	52,139
Content fees	18,070	16,663
Others	8,754	9,046
	$348,774	$330,356

Property and equipment, net:
Office building	$185,478	$193,546
Office building related facilities	3,118	3,253
Computers and equipment	221,600	246,067
Leasehold improvements	12,896	66,726
Furniture and fixtures	7,701	11,375
Others	18,737	21,040
Property and equipment, gross	449,530	542,007
Accumulated depreciation	(234,496)	(259,565)
	$215,034	$282,442
Other non-current assets
Investment-related deposits(2) (5)	$124,713	$33,247
Loans to and interest receivable from other related parties(3) (Note 10)	358,485	438,470
Deferred tax assets	39,967	42,149
Long-term wealth management products(6)	397,222	620,459
Others	61,377	14,949
	$981,764	$1,149,274
Accrued and other liabilities(7):
Payroll and welfare	$164,368	$174,618
Marketing expenses	53,194	63,747
Sales rebates	256,220	222,209
Professional fees	5,149	6,574
VAT and other tax payable	62,104	56,719
Amounts due to users(4)	49,459	52,139
Unpaid consideration for investment	898	400
Proceeds received in advance from disposal of investment	1,096	957
Interest payable for convertible senior notes, unsecured senior notes and long-term loans	14,123	13,495
Others	33,596	43,589
	$640,207	$634,447
(1)	Represent the collection of accounts receivable which had been previously recognized as bad debt expenses and written off in the past period.
(2)	Investment prepayment of US$35.1 million and investment-related deposits of US$72.4 million as of December 31, 2024 was transferred to long-term investments measured under equity method in 2025.
(3)	Loans to and interest receivable from related parties and third parties incurred for the years ended December 31, 2024 and 2025 were non-trade in nature.
(4)

Weibo wallet enables users to conduct interest-generation activities on Weibo, such as handing out “red envelopes” and coupons to users and purchase different types of products and services on Weibo, including those offered by the Group, such as marketing services and membership, and those offered by Weibo’s platform partners, such as e-commerce merchandises, financial products and virtual gifts. Amounts deposited by users primarily represent the receivable temporarily held in Weibo’s account on a third-party online payment platform for Weibo wallet users. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the consolidated balance sheets.

(5)	Investment-related deposits primarily included deposit made for equity interest in a holding company over a commercial property amounted to US$87.6 million as of December 31, 2024.
(6)	Include long-term wealth management products recorded at fair value (Note 14) or amortized cost according to the respective contracts.
(7)	Include amounts due to third parties, employees, related parties (Note 10) and Weibo wallet users.